Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001573496
REALITY SHARES DIVCON DIVIDEND GUARD ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Reality Shares DIVCON Dividend Guard ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Reality Shares DIVCON Dividend Guard ETF (the “Fund”) is to seek long-term capital appreciation by tracking the performance, before fees and expenses, of the Reality Shares DIVCON Dividend Guard Index (the “Benchmark Index”).

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund's performance. During the the most recent full fiscal year, the Fund's portfolio turnover rate was 267.04% of the value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to securities received or delivered as a result of in-kind creations and redemptions of the Fund's shares. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	267.04%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to track the performance, before fees and expenses, of the Benchmark Index. The Benchmark Index was developed by Reality Shares, Inc. (“Reality Shares”), the parent company of Reality Shares Advisors, LLC (the “Adviser”), the Fund's investment adviser. The Benchmark Index is designed to capitalize on the theory that, over time, companies that consistently grow their dividends tend to have investment returns above overall market returns (each a “Dividend Grower” or “High Quality Company”), and companies that do not grow (or cut) their dividends tend to have investment returns below overall market returns (each a “Dividend Cutter” or “Low Quality Company”). The Benchmark Index is designed to select the companies for a long position that have the highest probability of increasing their dividend in a 12-month period, the High Quality Dividend Growers, and select the companies for a short position that have the highest probability of decreasing their dividend in a 12-month period, the Low Quality Dividend Cutters. These Dividend Growers and Dividend Cutters (or High Quality Companies and Low Quality Companies) are determined by Reality Shares' DIVCON Dividend Health Scoring system, which is a proprietary, rules-based scoring and weighting methodology, and are chosen based on a ranking of each company as determined by its DIVCON Score and DIVCON Rating.

The DIVCON Dividend Health Scoring system begins by identifying the 500 largest U.S. companies based on market capitalization as of the Benchmark Index reconstitution date and then narrows this universe to those companies that paid an ordinary dividend and announced a future dividend payment during the 12 months preceding such date. The DIVCON Dividend Health Scoring system analyzes seven quantitative factors that Reality Shares has determined to be correlated to a company's likelihood to increase or decrease future dividends, and weights each factor based on its effectiveness in predicting dividend changes to produce a company's DIVCON Score. After a DIVCON Score is calculated for each company, it is assigned a rating from 1 to 5 according to the DIVCON Rating system: DIVCON 1, DIVCON 2, DIVCON 3, DIVCON 4 and DIVCON 5. Companies in the DIVCON 1 category are those determined most likely to decrease their dividend in the next twelve months. Companies in the DIVCON 5 category are those determined most likely to increase their dividend in the next twelve months.

The Benchmark Index uses a proprietary, rules-based methodology to direct its exposure to two possible positions: (i) 100% exposure to a Long Portfolio or (ii) 50% exposure to a Long Portfolio and 50% exposure to a Short Portfolio (the “Long/Short Portfolio”). The Long/Short Portfolio seeks to provide more stable investment returns with lower volatility and lower equity market correlation than a long-only portfolio. The Long Portfolio consists of all DIVCON 5 stocks or the 30 stocks with the highest DIVCON Scores, whichever is greater. All stocks in the Long Portfolio are reflected as long positions in such stocks. The value of the Long Portfolio reflected in the Benchmark Index is expected to increase if the prices of stocks included in the Long Portfolio increase. The Short Portfolio consists of all DIVCON 1 stocks or the 10 stocks with the lowest DIVCON Scores, whichever is greater. All stocks in the Short Portfolio are reflected as short positions in such stocks. The value of the Short Portfolio reflected in the Benchmark Index is expected to increase if the prices of stocks included in the Short Portfolio decrease. Companies are weighted in each Portfolio based on their DIVCON Scores. Companies with higher DIVCON Scores are weighted more heavily in the Long Portfolio, and companies with lower DIVCON Scores are weighted more heavily in the Short Portfolio.

Whether the Benchmark Index will consist of the Long Portfolio or Long/Short Portfolio depends on whether its proprietary Guard Indicator is triggered. The Guard Indicator establishes the Long Portfolio or Long/Short Portfolio market exposure of the Benchmark Index based on its quantitative forecast of overall market strength. The Guard Indicator is determined by calculating the relationship between short-term and long-term trends in both market price and volatility of each of the 11 sectors represented in the Benchmark Index. The Guard Indicator can range from a level of 1-11, representing the number of sectors indicated to be showing strength. When the Guard Indicator is 9 or greater, which indicates that 9 or more sectors are showing strength, then the Benchmark Index will consist of the Long Portfolio. When the Guard Indicator is 8 or less, which indicates that 8 or fewer sectors are showing strength, then the Benchmark Index will consist of the Long/Short Portfolio, effective the next business day. The Benchmark Index will continue to consist of the Long/Short Portfolio until the Guard Indicator returns to a level of 9 or greater, at which point the Benchmark Index again will consist of the Long Portfolio, effective the next business day. The Guard Indicator is measured as of the close of trading on the New York Stock Exchange each day (typically 4:00 p.m. Eastern time).

The following sectors are represented in the Benchmark Index: consumer discretionary, consumer staples, energy, financials, real estate, health care, industrials, information technology, materials, telecommunication services, and utilities. The Benchmark Index is rebalanced at the end of any calendar quarter if the value of the Short Portfolio has increased 10% or more from the last rebalancing date. The Benchmark Index also is rebalanced if the value of either the sum of or difference between the Long Portfolio and Short Portfolio changes in an amount greater than predetermined levels, effective the next business day. The Benchmark Index is reconstituted annually on the first Friday in December. As of December 30, 2017, the market capitalizations of the 500 largest U.S. companies included in the DIVCON Scoring System ranged from $3.42 billion to $860.88 billion.

The Adviser employs a passive indexing investment approach. Under normal circumstances, at least 80% of the Fund's assets (other than collateral held from securities lending, if any) will be invested in component securities of the Benchmark Index. The Fund generally uses a “replication” strategy to achieve its investment objective, meaning that it will invest in all of the securities included in the Benchmark Index. The Fund may, however, use a representative sampling approach to achieve its investment objective when the Adviser believes it is in the best interest of the Fund, meaning that the Fund may invest in a subset, or “sample,” of the securities included in the Benchmark Index and whose risk, return and performance characteristics generally match the risk, return and performance characteristics of the Benchmark Index as a whole. The Fund reserves the right to invest up to 20% of its assets in swaps, futures, forwards, options, exchange traded funds (“ETFs”) and other securities that are not components of the Benchmark Index that the Adviser believes will help the Fund track the Benchmark Index.

The Fund seeks to remain fully invested at all times in securities and or financial instruments that, in combination, provide exposure to the Benchmark Index without regard to market conditions, trends or direction. The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended, and may invest in fewer instruments or in the securities of fewer issuers than a diversified fund.

To the extent the Benchmark Index has significant exposure to a particular sector or is concentrated in a particular industry, the Fund will necessarily have significant exposure to that sector or be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the Consumer Discretionary Sector, Consumer Staples Sector, Energy Sector, Financials Sector, Health Care Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Benchmark Index has significant exposure to a particular sector or is concentrated in a particular industry, the Fund will necessarily have significant exposure to that sector or be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the Consumer Discretionary Sector, Consumer Staples Sector, Energy Sector, Financials Sector, Health Care Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, the value of your investment in the Fund can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Fund are set forth below. Each of these factors could cause the value of an investment in the Fund to decline over short- or long-term periods.

Authorized Participant Concentration Risk - Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Equity Risk - The prices of equity securities in which the Fund invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Trading Risk - The Fund's shares are listed on a national securities exchange (the “Exchange”). However, there can be no assurance that an active trading market for Fund shares will be maintained. An unanticipated early closing of the Exchange or a halt in the trading of Fund shares on the Exchange may result in your inability to buy or sell shares of a Fund on that day. Similar to shares of other issuers listed on a stock exchange, shares of the Fund may be sold short and are therefore subject to the risk or increased volatility in the trading price of the Fund's shares. While the Fund expects that Authorized Participants' ability to create and redeem Fund shares at NAV will be effective in reducing any such volatility, there is no guarantee that it will eliminate the volatility associated with short sales.

Guard Indicator Lag Risk - The Benchmark Index switches directing its exposure from the Long Portfolio to the Long/Short Portfolio and vice versa based on its proprietary methodology for measuring market strength. To the extent that markets are experiencing strength, but the Benchmark Index's methodology does not detect such strength, the Benchmark Index may continue directing its exposure to the Long/Short Portfolio. Under such a scenario, the Benchmark Index, and consequently the Fund, may not participate in gains to the extent that it would had it been exposed 100% to the Long Portfolio. Conversely, to the extent that markets are declining, but the Benchmark Index's methodology does not detect such decline, the Benchmark Index may continue directing its exposure 100% to the Long Portfolio. Under such a scenario, the Benchmark Index, and consequently the Fund, may experience losses to a greater extent than it would had it been exposed to the Long/Short Portfolio.

Index Risk - There is no guarantee or assurance that the methodology used to create the Benchmark Index will result in the Fund achieving positive returns. The Benchmark Index may underperform more traditional indices. In turn, the Fund could lose value while other indices or measures of market performance increase in value. Neither the Adviser nor the Benchmark Index provider is able to guarantee the continuous availability or timeliness of the production of the Benchmark Index. The calculation and dissemination of the Benchmark Index values may be delayed if the information technology or other facilities of the Benchmark Index provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Fund to be suspended. Errors in Benchmark Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Benchmark Index provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Index Tracking Error Risk - As with all index funds, the performance of the Fund may vary from the performance of the Benchmark Index as a result of Fund fees and expenses, the use of representative sampling and other factors. Therefore, although the performance of the Fund is designed to track the performance of the Benchmark Index, there can be no guarantees that the Fund will achieve this objective.

Investments in Other ETFs Risk - The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities of the ETF, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Market Risk - Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The market prices of the Fund's portfolio holdings are influenced by many factors. As a result, the performance of the Fund could vary from its stated objective and you could lose money.

Non-Diversification Risk - The Fund is non-diversified, which means that it may invest in fewer instruments or issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or other occurrence and may therefore be more volatile than a more diversified fund.

Passive Investment Risk - The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Quantitative Model Risk - The Benchmark Index is constructed using a rules-based methodology based on quantitative models developed by Reality Shares. These quantitative models may be incomplete, flawed or based on inaccurate assumptions and, therefore, may lead to the selection of assets for inclusion in the Benchmark Index that produce inferior investment returns or provide exposure to greater risk of loss. As a result, the Fund's performance may be lower or the Fund may be subject to greater risk than if the Benchmark Index had not been constructed using quantitative modeling because the Fund invests a substantial portion of its assets in the component securities of the Benchmark Index.

Sector Risk - The Fund is subject to the following Sector Risks:

Consumer Discretionary Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and is also affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Consumer Staples Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Consumer Staples Sector. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as consumer super centers. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples Sector. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and is also affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.

Financials Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes Financial Exchanges and Data and Mortgage REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Shares of the Fund May Trade at Prices Other Than NAV - As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although market prices for Fund shares generally are expected to closely correspond to the Fund's NAV, it is expected that, as with all ETFs, there will be times when the market price of the Fund's shares are higher or lower than the NAV of such shares. The risk that shares of the Fund may trade at prices other than NAV is heightened in times of market stress or volatility. There can be no guarantee that an active market for Fund shares will develop or be maintained.

Short Sales Risk - A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund that is potentially unlimited. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. However, such strategy may not provide successful, and the Fund could experience a loss or deviate from the performance of the Benchmark Index. There can be no guarantee that a stock included in the Short Portfolio of the Benchmark Index will be available on the open market for the Fund to sell short. Under these circumstances, the Fund may sell short a different security in order to provide a similar economic effect as if the stock or stocks in the Short Portfolio were available. However, such strategy may not provide successful, and the Fund could experience a loss or its performance could deviate from the performance of the Benchmark Index.

Use of Derivatives Risk - Investments in options, swaps, forward contracts and futures contracts are subject to a number of risks, including correlation risk, market risk, leverage risk and liquidity risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the derivative's underlying reference asset, rate or index. Market risk is described above. Leverage risk is the risk that the use of a derivative will amplify the effects of market volatility on the Fund's share price or cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations pursuant to the derivative contract. Liquidity risk is the risk that certain instruments may be difficult or impossible to buy or sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell the instrument, sell other instruments to raise cash or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. The Fund's use of forward contracts and swaps is also subject to counterparty credit risk and valuation risk. Counterparty credit risk is the risk that the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these factors could have a negative impact on the Fund's ability to implement its investment strategy, could cause the Fund to lose money and could have a negative impact on the value of your investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment, including the possible loss of the entire principal amount of your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest in fewer instruments or issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or other occurrence and may therefore be more volatile than a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing the Fund's performance for the 2017 calendar year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of the Benchmark Index and a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance for the Fund is available at www.realityshares.com

After-tax returns are calculated using the historical highest individual federal marginal incomed tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing the Fund’s performance for the 2017 calendar year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of the Benchmark Index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.realityshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above, the Fund's highest quarterly return was 9.31% (quarter ended December 31, 2017) and the Fund's lowest quarterly return was 1.78% (quarter ended March 31, 2017).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal incomed tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
REALITY SHARES DIVCON DIVIDEND GUARD ETF | DIVCON Dividend Guard Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.06%
Since Inception	rr_AverageAnnualReturnSinceInception	3.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 14, 2016
REALITY SHARES DIVCON DIVIDEND GUARD ETF | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
Since Inception	rr_AverageAnnualReturnSinceInception	21.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 14, 2016
REALITY SHARES DIVCON DIVIDEND GUARD ETF | REALITY SHARES DIVCON DIVIDEND GUARD ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Dividend Expenses on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.56%	[1]
Borrowing Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[3]
1 Year	rr_ExpenseExampleYear01	$ 144
3 Years	rr_ExpenseExampleYear03	446
5 Years	rr_ExpenseExampleYear05	771
10 Years	rr_ExpenseExampleYear10	$ 1,691
Annual Return 2017	rr_AnnualReturn2017	19.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.78%
1 Year	rr_AverageAnnualReturnYear01	19.04%
Since Inception	rr_AverageAnnualReturnSinceInception	2.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 14, 2016
REALITY SHARES DIVCON DIVIDEND GUARD ETF | REALITY SHARES DIVCON DIVIDEND GUARD ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.94%
Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 14, 2016
REALITY SHARES DIVCON DIVIDEND GUARD ETF | REALITY SHARES DIVCON DIVIDEND GUARD ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.78%
Since Inception	rr_AverageAnnualReturnSinceInception	1.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 14, 2016

[1]	When a cash dividend is declared on a stock the Fund has sold short, the Fund must pay an amount equal to that dividend to the party that lent the stock to the Fund and record the payment of the dividend as an expense.
[2]	The Fund may be charged a fee or receive income on borrowed stock in connection with its short sales. This fee or income is calculated daily, based upon the market value of the borrowed stock and a variable rate that is dependent upon the availability of the stock. A net amount of fees is listed as Borrow Expenses on Securities Sold Short.
[3]	Excluding dividend and borrow expenses on securities sold short, the Total Annual Fund Operating Expenses are 0.85%.